Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income
15.	Other Comprehensive Income

The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in thousands)	2011
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$107,961	$(37,786)	$70,175
Less: reclassification adjustment of realized capital gains and losses	28,264	(9,892)	18,372

Unrealized net capital gains and losses	79,697	(27,894)	51,803
Unrealized foreign currency translation adjustments	(262)	92	(170)

Other comprehensive income	$79,435	$(27,802)	$51,633

	2010
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$165,578	$(57,953)	$107,625
Less: reclassification adjustment of realized capital gains and losses	(2,361)	826	(1,535)

Unrealized net capital gains and losses	167,939	(58,779)	109,160

Other comprehensive income	$167,939	$(58,779)	$109,160

	2009
	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period, net of related offsets	$337,657	$(118,180)	$219,477
Less: reclassification adjustment of realized capital gains and losses	101,749	(35,612)	66,137

Unrealized net capital gains and losses	235,908	(82,568)	153,340

Other comprehensive income	$235,908	$(82,568)	$153,340